UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

MoneyMart Assets, Inc.

Schedule of Investments

as of September 30, 2006 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 7.7%
	Australia and New Zealand Banking Group Ltd.
$25,000	4.81%, 1/29/07	$24,998,412
	HBOS Treasury Services PLC
20,000	5.165%, 3/14/07	20,000,000
	Nordea Bank AB
12,000	5.70%, 6/28/07	12,000,000
	Rabobank Nederland NV
10,000	4.758%, 11/28/06	10,000,086

		66,998,498

Commercial Paper 29.0%
	AB Spintab Swedmortgage
10,000	5.27%, 12/7/06(a)	9,901,919
	Bank of America Corp.
6,840	5.26%, 11/1/06(a)	6,809,019
	BASF AG
3,558	5.31%, 10/2/06(a) 144A	3,557,475
356	5.27%, 11/21/06(a) 144A	353,342
	Cafco LLC
307	5.32%, 10/6/06(a) 144A	306,773
	Cargill Global Fund PLC
15,000	5.28%, 10/27/06(a) 144A	14,942,800
	Cargill, Inc.
10,000	5.27%, 10/20/06(a) 144A	9,972,186
	DaimlerChrysler Revolving Auto Conduit LLC
7,527	5.27%, 11/14/06(a)	7,478,518
	Falcon Asset Security Corp.
5,858	5.265%, 10/11/06(a) 144A	5,849,433
17,572	5.28%, 10/30/06(a) 144A	17,497,260
	General Electric Capital Services
466	5.31%, 12/22/06(a)	460,364
	Long Lane Master Trust
15,000	5.27%, 10/6/06(a) 144A	14,989,021
	Norddeutsche LandesBank
35,800	5.27%, 10/17/06(a) 144A	35,716,148
	Nyala Funding LLC
22,000	5.32%, 11/15/06(a) 144A	21,853,700
	PB Finance (Delaware), Inc.
25,000	5.35%, 10/6/06(a)	24,981,424
9,898	5.29%, 11/6/06(a)	9,845,639
	Prudential PLC
5,000	5.38%, 10/16/06(a) 144A	4,988,792
	Sheffield Receivables Corp.

23,000	5.27%, 10/23/06(a) 144A	22,925,927
	Swiss Re Financial Products
23,000	5.27%, 12/6/06(a) 144A	22,777,782
	Tulip Funding Corp.
10,000	5.40%, 10/16/06(a) 144A	9,977,500
7,762	5.30%, 10/27/06(a) 144A	7,732,289

		252,917,311

Other Corporate Obligations 56.0%
	American Express Credit Corp. MTN
43,000	5.43%, 10/5/07(b)	43,000,000
	Depfa Bank PLC
6,000	5.43%, 10/12/07(b)	6,000,177
	General Electric Capital Corp. MTN
5,000	5.43%, 10/17/07(b)	5,000,000
	Goldman Sachs Group, Inc. MTN
30,000	5.467%, 3/30/07(b)	30,016,046
	HSBC Finance Corp. MTN
10,000	5.32%, 10/5/07(b)	10,000,000
	HSBC USA, Inc. MTN
30,000	5.31%, 10/15/07(b)	30,000,000
	Irish Life & Permanent PLC MTN
40,000	5.37%, 10/19/07(b) 144A	39,999,030
	JP Morgan Chase & Co. MTN
15,000	5.30%, 10/2/07(b)	15,000,000
	Merrill Lynch & Co., Inc. MTN
43,000	5.58%, 7/11/07(b)	43,000,000
	Metropolitan Life Insurance Co.
20,000	5.40%, 10/2/06(b)(d)	20,000,000
14,000	5.383%, 4/2/07(b)(d)	14,000,000
	Morgan Stanley Dean Witter Co. MTN
38,800	5.35%, 10/3/07(b)	38,800,000
	National City Bank Cleveland
25,000	5.01%, 2/14/07	25,000,000
	Nationwide Building Society
30,000	5.425%, 10/26/07(b) 144A	30,013,874
	Nordea Bank AB
30,000	5.34%, 10/11/07(b) 144A	30,000,000
	Pacific Life Insurance Co.
1,000	5.51%, 7/13/07(b)(d)	1,000,000
	Skandinaviska Enskilda Banken AB
40,000	5.33%, 10/16/07(b) 144A	40,000,000
	Wells Fargo & Co.
35,000	5.32%, 10/3/07(b)	35,000,000
	Westpac Banking Corp. MTN
32,000	5.43%, 10/11/07(b)	32,000,000

		487,829,127

U.S. Government Agency Obligations 5.0%
	Federal Home Loan Bank
25,000	5.555%, 8/15/07	25,000,000
19,000	5.575%, 8/17/07	19,000,000

		44,000,000

Municipal Bonds 3.8%
	Fulton County Development Authority
3,200	5.38%, 10/5/06(c)	3,200,000
	Los Angeles Department of Water & Power
10,000	5.31%, 10/4/06(c)	10,000,000
	North Texas Higher Education Authority
20,000	5.33%, 10/4/06(c)	20,000,000

		33,200,000

	Total Investments 101.5% (amortized cost $884,944,936)(e)	884,944,936
	Liabilities in excess of other assets (1.5%)	(13,172,937)

	Net Assets 100%	$871,771,999

MTN – Medium Term Note.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at September 30, 2006.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.